SHARE-BASED PAYMENTS - Unit Activity (Details)	12 Months Ended
Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [Roll Forward]
Opening balance as of 01.01.2023	0
Granted during the period	8,798,310,109
Vested	0
Exercised during the period	0
Forfeited during the period	(555,385,696)
Closing balance as of 12.31.2023	8,242,924,413
RSU - Retention
Disclosure of terms and conditions of share-based payment arrangement [Roll Forward]
Opening balance as of 01.01.2023	0
Granted during the period	3,107,603,293
Vested	0
Exercised during the period	0
Forfeited during the period	(121,146,360)
Closing balance as of 12.31.2023	2,986,456,933
PSU - Performance
Disclosure of terms and conditions of share-based payment arrangement [Roll Forward]
Opening balance as of 01.01.2023	0
Granted during the period	4,251,780,158
Vested	0
Exercised during the period	0
Forfeited during the period	(242,192,091)
Closing balance as of 12.31.2023	4,009,588,067
MPPBASEDRSU - Protection
Disclosure of terms and conditions of share-based payment arrangement [Roll Forward]
Opening balance as of 01.01.2023	0
Granted during the period	1,438,926,658
Vested	0
Exercised during the period	0
Forfeited during the period	(192,047,245)
Closing balance as of 12.31.2023	1,246,879,413